LEASE OBLIGATIONS (Tables)	9 Months Ended
Sep. 30, 2021
LEASE OBLIGATIONS [Abstract]
Lease obligations
The Company’s lease obligations at September 30, 2021 and December 31, 2020 and the changes for the periods then ended are as follows:

$
Balance, December 31, 2019	202,798
Lease additions	358,423
Lease termination	(2,623)
Interest expense	28,671
Payments	(374,366)
Balance, December 31, 2020	212,903
Lease additions	619,678
Lease credit	(4,385)
Interest expense	23,778
Payments	(212,933)
Balance, September 30, 2021	639,041

Future Minimum Lease Payments under Lease Obligations
The Company’s future minimum lease payments under the lease obligations as at September 30, 2021 and December 31, 2020 are as follows:

	September 30, 2021 $	December 31, 2020 $

Less than 1 year	249,381	104,745
1-5 years	508,930	134,784
5 + years	-	-
Total minimum lease payments	758,311	239,529
Less: Imputed Interest	(119,270)	(26,626)
Total lease obligations	639,041	212,903
Current portion of lease obligations	(201,785)	(92,736)
Non-current portion of lease obligations	437,256	120,167